U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 5, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Class A, Class C and Institutional Classes of the Direxion Indexed Commodity Strategy Fund, Direxion Indexed Managed Futures Strategy Fund and Direxion/Wilshire Dynamic Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2013, filed electronically as Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A on February 22, 2013.

If you have any questions regarding this filing, please call the undersigned at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC